Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Money Market Obligations Trust
Prospectus Date	rr_ProspectusDate	Feb. 29, 2024
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2024